INVESTMENTS, DEBT AND DERIVATIVES - Financial Liabilities, Narrative (Details) $ / shares in Units, ₽ in Millions, $ in Millions					9 Months Ended
	Sep. 17, 2025 USD ($)	Jun. 18, 2025 USD ($)	Jun. 18, 2025 RUB (₽)	Apr. 09, 2025 USD ($)	Sep. 30, 2026 USD ($) warrant	Sep. 30, 2025 USD ($)	Sep. 30, 2026 RUB (₽) warrant	May 28, 2026 USD ($)	Dec. 31, 2025 USD ($) warrant	Dec. 31, 2025 RUB (₽) warrant	Sep. 14, 2025 $ / shares shares	Aug. 13, 2025 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Number of warrants outstanding (in warrants) | warrant					7,666,528		7,666,528		7,666,528	7,666,528
Number of securities called by each warrant (in shares) | shares											1
Warrants exercise price (in dollars per share) | $ / shares											$ 11.50
Number of warrants exercised (in warrants) | warrant					0
Warrants, fair value gain (loss)					$ 7
Financial liabilities at discounted redemption amount					3				$ 2
Financial liabilities at amortised cost					506				$ 487
Repayment of Loan Note Payable					$ 0	$ 123
LLC Ukraine Tower Company
Disclosure of fair value measurement of liabilities [line items]
Lease asset, contractual lease term					7 years
Bottom of range | LLC Ukraine Tower Company
Disclosure of fair value measurement of liabilities [line items]
Lease liabilities, discounted incremental borrowing rates					15.53%		15.53%
Top of range | LLC Ukraine Tower Company
Disclosure of fair value measurement of liabilities [line items]
Lease liabilities, discounted incremental borrowing rates					22.36%		22.36%
VEON Amsterdam B.V. | Other receivables from VEON Amsterdam B.V.
Disclosure of fair value measurement of liabilities [line items]
Net financial assets subject to offsetting								$ 9
VEON Amsterdam B.V. | Loan Note Payable - VEON Amsterdam B.V.
Disclosure of fair value measurement of liabilities [line items]
Net financial liabilities subject to offsetting								9
Net financial liabilities subject to offsetting, principal								5
Net financial liabilities subject to offsetting, accrued interest								$ 4
Entities under common control | LLC Ukraine Tower Company
Disclosure of fair value measurement of liabilities [line items]
Lease liabilities, percentage with related parties					0.67		0.67		0.70	0.70
April 2025 Old Notes
Disclosure of fair value measurement of liabilities [line items]
Repayments of borrowings and accrued interest					$ 13
Repayments of bonds, notes and debentures, principal					12
Repayments of bonds, notes and debentures, interest					1
Borrowings					23
June 2025 Old Notes
Disclosure of fair value measurement of liabilities [line items]
Borrowings					14		₽ 1,180
Loan Note Payable - VEON Amsterdam B.V. | VEON Amsterdam B.V.
Disclosure of fair value measurement of liabilities [line items]
Repayments of bonds, notes and debentures, principal	$ 122
Repayments of bonds, notes and debentures, interest	2
Borrowings, interest rate												10.00%
Repayment of Loan Note Payable	$ 124
4.0% April 2025 U.S. Dollar denominated Notes
Disclosure of fair value measurement of liabilities [line items]
Borrowings, interest rate				4.00%
Repayment of Loan Note Payable				$ 472
6.3% June 2025 Russian Ruble denominated Notes
Disclosure of fair value measurement of liabilities [line items]
Borrowings, interest rate		6.30%	6.30%
Repayment of Loan Note Payable		$ 100	₽ 7,840
Put option liability
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at discounted redemption amount					3				$ 2
Bonds
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost					26				38
Bonds | April 2025 Old Notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost					13				24
Bonds | June 2025 Old Notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost					14		₽ 1,210		16	₽ 1,254
Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost					10				16
Loan Note Payable - VEON Amsterdam B.V.
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost					53				57
Loan Note Payable - VEON Amsterdam B.V. | VEON Amsterdam B.V.
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost					53
Notional amount												$ 178
Helsi put option liability | Put option liability
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at discounted redemption amount					1				1
Uklon put option liability | Put option liability
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at discounted redemption amount					1				$ 1
License for business support system | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost					10
Contingent consideration | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at amortised cost					$ 4